Contingencies, commitments and restrictions on the distribution of profits (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure For Contingencies Commitments And Restrictions On Distribution Of Profits [Abstract]
Share capital	$ 160,022	$ 1,500,000	$ 20
Share premium	180,486		0
Legal reserves	176	2	2
Free distributable reserves	385,055	385,055	1,907,328
Non-distributable reserve	1,351,883
Retained earnings	394,156	138,034	27,723
Total equity in accordance with Luxembourg law	$ 2,005,391	$ 1,916,263	$ 1,935,073